Exhibit 99.1

Capital One Auto Finance Trust
Automobile Receivable - Backed Notes
Series 2007-A

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2007-A as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 2/21/2007

		Payment Date:	04/16/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	03/15/2007
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	03/01/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	03/31/2007
Indenture Trustee:	The Bank of New York	Record Date:	04/13/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	03/15/2007
Note Insurer:	Ambac	Coupon Accrual End Date:	04/15/2007
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	32
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	31
Guarantor:	Capital One Financial Corporation	Months Seasoned:	2
Swap C/Party:	Barclays Bank PLC	LIBOR (One Month):	5.320000%

	Original Note		Principal	Accelerated	Optional					Calculated
Class	Balance	Opening Balance	Payment	Principal	Principal	Closing Balance	Days	Day Basis	Interest Rate	Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$289,000,000	$267,523,387.86	$46,420,078.82	$0.00	$0.00	$221,103,309.04	32	Actual/360	5.32120%	$1,265,373.73	$1,265,373.73
			160.62			0.7651				4.38	4.38
A2	$430,000,000	$430,000,000.00	$0.00	$0.00	$0.00	$430,000,000.00	30	30/360	5.33000%	$1,909,916.67	$1,909,916.67
						1.0000				4.44	4.44
A3A	$167,000,000	$167,000,000.00	$0.00	$0.00	$0.00	$167,000,000.00	30	30/360	5.25000%	$730,625.00	$730,625.00
						1.0000				4.38	4.38
A3B	$167,000,000	$167,000,000.00	$0.00	$0.00	$0.00	$167,000,000.00	32	Actual/360	LIBOR + 0.00000%	$789,724.44	$789,724.44
						1.0000				4.73	4.73
A4	$447,000,000	$447,000,000.00	$0.00	$0.00	$0.00	$447,000,000.00	32	Actual/360	LIBOR + 0.02000%	$2,121,760.00	$2,121,760.00
						1.0000				4.75	4.75
TOTAL	$1,500,000,000	$1,478,523,387.86	$46,420,078.82	$0.00	$0.00	$1,432,103,309.04				$6,817,399.84	$6,817,399.84
			30.95			0.9547					4.54

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	33,364,577.75
Liquidation Proceeds Collected During Period	61,089.62
Receivables Repurchase Amounts	1,109,318.15
Interest Collected on Receivables	15,011,244.37
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	4,112,035.19
Investment Earnings on Trust Accounts
Collection Account	136,996.44
Transfer from Reserve Fund	102,235.33
Transfer from Pre-Funding Account	1,199,487.93
Net Swap Receipts	269,273.60
Optional Note Redemption Prepayment Amount	0.00

Total Available Funds		55,366,258.38

Distributions:
Trustee Fees	0.00
Servicing Fees	1,943,964.72
Net Swap Payments	0.00
Class A Noteholders’ Accrued Note Interest	6,817,399.84
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	184,815.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	46,420,078.82
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments	0.00
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	0.00

Total Distributions		55,366,258.38

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		1,166,378,834.99
Purchase of Subsequent Receivables		431,266,851.00
Monthly Principal Amounts
Regular Principal Received	19,883,146.27
Prepaid Principal Received	13,481,431.48
Defaulted Receivables	88,361.76
Principal Portion of Repurchased Receivables	1,096,983.63
Cram Down Losses and other non-cash adjustments	233,299.82
Total Monthly Principal Amounts		34,783,222.96
End of Period Aggregate Receivables Balance		1,562,862,463.03
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.966370

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		399,999,997.05
Purchase of Subsequent Receivables	399,999,997.05
Investment Earnings	1,199,487.93
Investment Earning Transfer to Collection Account	(1,199,487.93)
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		21,901,792.66
Deposits to Reserve Account - Subsequent Fundings		6,469,002.76
Subtotal		28,370,795.42
Reserve Account Requirement	24,258,760.23
Reserve Acount Shortfall / (Excess)	(4,112,035.19)
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		4,112,035.19
End of Period Reserve Account Balance		24,258,760.23
Change in Reserve Account Balance from Prior Period		2,356,967.57
EOP Shortfall		0.00

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	72,698	02/08/2007	02/15/2007	$1,185,983,830.67

Subsequent Purchase #1	23,474	3/21/2007		$431,266,851.00

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	96,172			$1,617,250,681.67

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:	Cumulative	Current
Beginning Number of Receivables	72,698	72,002
Number of Subsequent Receivables Purchased	23,474	23,474
Number of Receivables Defaulted During Period	5	5
Number of Receivables Becoming Purchased Receivables During Period	145	58
Number of Receivables Paid-Off During Period	1,781	1,172
Ending Number of Receivables	94,241	94,241

Statistical Data (Current and Historical):	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current
Weighted Average APR of the Receivables	13.69%	13.81%	13.67%	13.80%
Weighted Average Remaining Term	63.17	64.27	63.05	63.69
Weighted Average Original Term	68.01	67.98	68.01	68.01
Average Receivable Balance	16,314	16,816	16,199	16,584

Receivables with Scheduled Payment Delinquent (excludes repossessed assets)	Units	Dollars	Percentage
31-60 days	1,998	25,547,474	2.19%
61-90 days	267	3,784,606	0.32%
over 90 days	4	62,079	0.01%
Receivables Delinquent More than 60 Days at End of Period	271	3,846,685	0.33%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	61	1,223,276	0.10%

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	3,846,685.45
Beginning of Period Principal Balance	1,166,378,834.99
Delinquency Ratio		0.33%
Previous Monthly Period Delinquency Ratio		0.02%
Second Previous Monthly Period Delinquency Ratio		0.00%
3 Month Average Delinquency Ratio		0.17%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 2 < 5.50%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 2 < 6.50%?	Yes

Cumulative Net Charge-off Rate:
Net Losses since the Initial Cut-off Date (Beginning of Period)		13,942.50
Receivables becoming Defaulted Receivables during period	88,361.76
Cram Down Losses and other non-cash adjustments occurring during period	233,299.82
Liquidation Proceeds collected during period	61,089.62
Net Losses during period	260,571.96
Net Losses since Initial Cut-off Date (End of Period)		274,514.46
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.02%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes

Extension Rate:
Number of Receivables extended during current period	139
Beginning of Period Loans Outstanding	72,002
Extension Rate		0.19%
Previous Monthly Extension Rate		0.07%
Second previous Monthly Extension Rate		0.00%
Average Extension Rate		0.13%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of February 15, 2007, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2007-A, as Issuer, and The Bank of New York, as successor Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Authorized Officer
Date:	4/11/2007